Contents of Significant Accounts - Summary Of Detailed Information About Business Combination (Detail) - TWD ($) $ in Thousands		12 Months Ended
	Oct. 01, 2019	Dec. 31, 2019
Disclosure Of Business Combinations [Abstract]
Net cash outflows from acquisition		$ 12,800,981
Liabilities
Bargain purchase gain		$ (171,585)
UNITED SEMICONDUCTOR JAPAN CO LTD [Member]
Disclosure Of Business Combinations [Abstract]
Cash Consideration	$ 15,711,370
Fair value of previously held equity interest immediately before acquisition	2,303,988
Gains or losses on hedging instruments	2,572
Consideration transferred	18,017,930
Net cash acquired from the subsidiary	(2,910,389)
Net cash outflows from acquisition	12,800,981
Assets
Cash and cash equivalents	2,910,389
Accounts receivable	3,561,827
Inventories	2,428,616
Property, plant and equipment	11,497,618
Right-of-use assets	479,547
Intangible assets	1,318,754
Deferred tax assets	1,563,553
Others	230,431
Total	23,990,735
Liabilities
Accounts payable	(3,170,323)
Other payables and payables on equipment	(1,962,119)
Lease liabilities	(479,547)
Others	(189,231)
Total	(5,801,220)
Total identifiable net assets	18,189,515
Less: Fair value of identifiable net assets	(18,189,515)
Bargain purchase gain	$ (171,585)